Fidelity® Ginnie Mae Fund

Fidelity Government
Income Fund

Fidelity Intermediate
Government Income Fund

Semiannual Report

January 31, 2002

(2_fidelity_logos) (Registered_Trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies
Fidelity Ginnie Mae Fund
	<Click Here>	Performance
	<Click Here>	Fund Talk: The Manager's Overview
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Fidelity Government Income Fund
	<Click Here>	Performance
	<Click Here>	Fund Talk: The Manager's Overview
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Fidelity Intermediate Government Income Fund
	<Click Here>	Performance
	<Click Here>	Fund Talk: The Manager's Overview
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Notes	<Click Here>	Notes to the financial statements

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This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the funds nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

After three consecutive months of steady buying, equity investors took a breather in the first month of the New Year to assess the degree of any real economic turnaround. As a result, most major stock market benchmarks declined - albeit slightly - for the first time since September 2001. Investor uncertainty gave a boost to the fixed-income markets in January, as nearly all categories of investment-grade bonds rebounded from their fourth-quarter lull.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Fidelity Ginnie Mae Fund

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the fund's income, as reflected in its yield, to measure performance. If Fidelity had not reimbursed certain fund expenses, the past one year, five year and 10 year total returns and dividends would have been lower.

Cumulative Total Returns

Periods ended January 31, 2002	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Fidelity® Ginnie Mae Fund	3.00%	6.75%	39.64%	92.28%
LB GNMA	3.31%	7.55%	43.87%	104.46%
GNMA Funds Average	2.86%	6.77%	37.87%	91.14%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers® GNMA Index - a market value-weighted index of fixed-rate securities that represent interests in pools of mortgage loans with original terms of 15 and 30 years and are issued by the Government National Mortgage Association (GNMA). To measure how the fund's performance stacked up against its peers, you can compare it to the GNMA funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 60 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended January 31, 2002	Past 1 year	Past 5 years	Past 10 years
Fidelity Ginnie Mae Fund	6.75%	6.91%	6.76%
LB GNMA	7.55%	7.55%	7.41%
GNMA Funds Average	6.77%	6.63%	6.69%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

Semiannual Report

Fidelity Ginnie Mae Fund
Performance - continued

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity® Ginnie Mae Fund on January 31, 1992. As the chart shows, by January 31, 2002, the value of the investment would have grown to $19,228 - a 92.28% increase on the initial investment. For comparison, look at how the Lehman Brothers GNMA Index did over the same period. With dividends and capital gains, if any, reinvested the same $10,000 investment would have grown to $20,446 - a 104.46% increase.

The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Semiannual Report

Fidelity Ginnie Mae Fund
Performance - continued

Total Return Components

	Six months ended January 31,	Years ended July 31,
	2002	2001	2000	1999	1998	1997
Dividend returns	2.82%	6.85%	6.80%	5.85%	6.63%	7.07%
Capital returns	0.18%	4.70%	-0.38%	-3.77%	0.18%	3.04%
Total returns	3.00%	11.55%	6.42%	2.08%	6.81%	10.11%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the fund. A capital return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains, if any, paid by the fund are reinvested.

Dividends and Yield

Periods ended January 31, 2002	Past 1 month	Past 6 months	Past 1 year
Dividends per share	4.75¢	30.47¢	62.26¢
Annualized dividend rate	5.13%	5.52%	5.72%
30-day annualized yield	5.39%	-	-

Dividends per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $10.90 over the past one month, $10.94 over the past six months and $10.88 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized yield is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis.

Semiannual Report

Fidelity Ginnie Mae Fund

Fund Talk: The Manager's Overview

Market Recap

Bonds continued their dominance over stocks, as a protracted downturn in the economy further exacerbated a flight to safety in high-quality fixed-income securities by risk-averse investors during the six-month period ending January 31, 2002. The Lehman Brothers® Aggregate Bond Index - a proxy for taxable-bond performance - returned 3.20%. The Federal Reserve Board helped spur demand for bonds by reducing the fed funds target rate five times during the period - in addition to six other cuts earlier in 2001 - in an effort to rescue the flailing economy. While short-term rates fell sharply, intermediate- and long-term rates didn't drop nearly as much, as investors began to anticipate an eventual economic recovery. A dramatic steepening in the Treasury yield curve resulted, with the spread between two- and 30-year bonds reaching decade-wide levels. Most spread sectors, particularly government agency and mortgage securities, outperformed Treasuries, as investors increasingly shifted toward higher-yielding securities. That was the case until September 11, when uncertainty and fear induced many market participants to abandon credit risk assets and hunker down in the highest-quality Treasuries and agencies. However, the Treasury rally ended abruptly in November, as investors shifted back to the spread sectors, feeling that signs of strength in the economy could mean an end to the Fed's extended rate-cutting campaign. The Lehman Brothers U.S. Agency and Mortgage-Backed Securities indexes returned 3.46% and 3.41%, respectively, followed by the Lehman Brothers Credit Bond and Treasury indexes, which returned 2.96% and 2.85%, respectively.

(Portfolio Manager photograph)
An interview with Tom Silvia, Portfolio Manager of Fidelity Ginnie Mae Fund

Q. How did the fund perform, Tom?

A. For the six-month period that ended January 31, 2002, the fund provided a total return of 3.00%. To get a sense of how the fund did relative to its competitors, the GNMA funds average returned 2.86% for the same six-month period, according to Lipper Inc. Additionally, the Lehman Brothers GNMA Index - which tracks the types of securities in which the fund invests - returned 3.31% for the same six-month period. For the 12-month period that ended January 31, 2002, the fund returned 6.75%. During the same one-year period, the GNMA funds average returned 6.77% and the Lehman Brothers index returned 7.55%.

Q. What factors influenced the fund's performance during six-month period?

A. A declining interest rate environment - which characterized much of the six-month period - helped to boost the returns of most fixed-income securities, including Ginnie Mae securities. When the period began, there was undeniable evidence that economic growth had cooled, fueling expectations that the Federal Reserve Board would continue to cut interest rates to stimulate the economy. And that's exactly what happened - the Fed cut interest rates in August in order to jump-start growth. Further rate cuts became even more imperative after the tragic events of September 11, which prompted the Fed to step in again to steady the global financial markets and moderate the severity of the downturn. All told, the Fed cut short-term rates five times during the six-month period. As interest rates plummeted, Ginnie Mae security prices rose.

Semiannual Report

Fidelity Ginnie Mae Fund
Fund Talk: The Manager's Overview - continued

Q. What prevented mortgage securities from doing as well as Treasuries?

A. In a word, prepayment. It's one of the biggest challenges a mortgage investor faces and occurs when homeowners refinance their mortgages or sell a house and retire their mortgages. While a refinancing boom is beneficial for homeowners and the economy, it's less welcome by bondholders. That's because prepayment shortens the effective lives of mortgage securities and makes them less attractive to investors who may have to turn around and reinvest the proceeds at lower rates once the mortgages are refinanced. Of course, the speed and degree by which interest rates declined provided a powerful incentive for homeowners to refinance, and they did so in record numbers. Furthermore, technological advances in processing refinancing applications have made it easier to refinance. However, refinancing activity slowed about 10% to 15% in January 2002, after reaching an all-time peak in November.

Q. What steps did you take to minimize the effects of accelerated prepayment activity?

A. To the extent that they were available, I emphasized "seasoned" mortgage securities, typically those with much higher mortgage rates than prevailing rates. For a variety of reasons, some homeowners decided not to refinance these mortgages, despite being presented with several opportunities to do so at much lower rates. I also emphasized securities made up of mortgages issued in various geographical regions with a history of refinancing more slowly than the national average, perhaps because of a state tax on mortgage refinancing or the existence of other state rules and regulations.

Q. At the end of the period, the fund had a small stake in collateralized mortgage obligations (CMOs). What are they and what was their attraction?

A. CMOs are somewhat complex securities that allow cash flows to be directed so that different classes of securities with different maturities can be created. Their main attraction was that they have a tendency to be less sensitive to prepayments than the "plain vanilla" pass-through securities, which represent a direct ownership in a pool of mortgage loans.

Q. Were there any disappointments?

A. The main disappointment was that the fund was underweighted - compared to the Lehman Brothers index - in low-yielding Ginnie Mae securities with coupons of 6.0%, which performed especially well during a period of rapid prepayment activity.

Q. What's your outlook?

A. I'm optimistic about the prospects for the Ginnie Mae market. Recent trends seem to suggest that the worst of the prepayment activity may be behind us. Given that mortgage securities offer much higher yields than U.S. Treasuries when viewed on a historical basis, the Ginnie Mae market could be the beneficiary of stronger demand once prepayment fears dissipate.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Semiannual Report

Fidelity Ginnie Mae Fund
Fund Talk: The Manager's Overview - continued

Fund Facts

Goal: seeks a high level of current income consistent with prudent investment risk by investing mainly in mortgage securities issued by the Government National Mortgage Association (Ginnie Mae) while considering the potential for capital

Fund number: 015

Trading symbol: FGMNX

Start date: November 8, 1985

Size: as of January 31, 2002, more than $3.9 billion

Manager: Tom Silvia, since 1998; manager, various Fidelity and Spartan government and mortgage funds; joined Fidelity in 1993

3

Tom Silvia on the basics of Ginnie Mae securities:

"Ginnie Mae securities are issued by the Government National Mortgage Association, a government-owned corporation within the U.S. Department of Housing and Urban Development. The securities represent an ownership interest in mortgage loans made by financial institutions - such as savings and loans, banks and mortgage companies - to finance the borrower's purchase of a home. Ginnie Mae guarantees pools of such loans. When the underlying mortgage loans are paid off or refinanced, investors receive payments of interest and principal. Ginnie Mae guarantees the timely prepayment of principal and interest on its securities. That guarantee, in turn, is backed by the full faith and credit of the U.S. government. This means that holders of bonds issued by Ginnie Mae will receive their interest payments promptly each month regardless of whether the mortgage payments are collected, and they will receive full payment of principal even if the mortgages in the pool default. Due in large measure to this government guarantee, Ginnie Mae securities performed well over the past six months, even as prepayment activity skyrocketed. In an environment characterized by uncertainty about the economic and political environment, securities backed by the full faith and credit of the U.S. government were in very strong demand."

Semiannual Report

Fidelity Ginnie Mae Fund

Investment Changes

Coupon Distribution as of January 31, 2002
	% of fund's investments	% of fund's investments 6 months ago
Less than 6%	4.1	0.0
6 - 6.99%	25.4	28.4
7 - 7.99%	56.2	45.0
8 - 8.99%	6.0	17.9
9% and over	0.8	1.5
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Average Years to Maturity as of January 31, 2002
6 months ago
Years	4.9	5.6
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of January 31, 2002
6 months ago
Years	3.7	3.1

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of January 31, 2002		As of July 31, 2001
	Mortgage Securities* 103.2%		Mortgage Securities** 96.5%
	CMOs and Other Mortgage Related Securities 4.1%		CMOs and Other Mortgage Related Securities 1.8%
	Short-Term Investments and Net Other Assets*** (7.3)%		Short-Term Investments and Net Other Assets 1.7%
* GNMA Securities	101.0%	** GNMA Securities	95.7%

*** Short-Term Investments and Net Other Assets are not included in the pie chart.

Semiannual Report

Fidelity Ginnie Mae Fund

Investments January 31, 2002

(Unaudited)

Showing Percentage of Net Assets

U.S. Government Agency - Mortgage Securities - 103.2%
	Principal Amount (000s)	Value (Note 1) (000s)
Fannie Mae - 1.9%
5.5% 1/1/32 (a)	$ 40,000	$ 38,213
5.5% 2/1/32 (a)	35,000	33,348
6.5% 12/1/28	66	66
8.5% 12/1/27	3,207	3,458
9% 10/1/11	34	36
9.5% 9/1/30	1,557	1,663
10.25% 10/1/18	138	155
11.5% 5/1/14 to 9/1/15	109	125
12.5% 11/1/13 to 7/1/16	319	374
13.25% 9/1/11	167	196
		77,634
Freddie Mac - 0.3%
8.5% 2/1/04 to 6/1/25	639	687
9% 7/1/08 to 7/1/21	2,033	2,168
9.5% 7/1/30 to 8/1/30	2,436	2,602
9.75% 12/1/08 to 4/1/13	101	111
10% 10/1/04 to 11/1/20	3,223	3,596
10.25% 2/1/09 to 11/1/16	1,325	1,470
10.5% 5/1/10	31	34
11.25% 2/1/10	101	114
11.75% 11/1/11	42	47
12% 5/1/10 to 2/1/17	292	340
12.5% 11/1/12 to 5/1/15	485	566
13% 5/1/14 to 11/1/14	81	96
13.5% 1/1/13 to 12/1/14	31	37
		11,868
Government National Mortgage Association - 101.0%
5.5% 2/1/32 (a)	57,000	54,116
6% 12/20/23 to 12/20/29	64,231	63,229
6.5% 6/15/23 to 2/1/32 (b)	928,270	937,255
6.5% 1/1/32 (a)	70,000	70,591
6.5% 2/1/32 (a)	64,525	64,923
7% 3/15/22 to 2/1/32 (b)	1,300,198	1,337,568
7% 2/1/32 (a)	249,104	255,799
7.25% 4/15/05 to 12/15/30	5,008	5,201
7.5% 6/15/02 to 12/15/31	770,263	804,900
7.5% 2/1/32 (a)	120,000	125,100
8% 4/15/02 to 10/15/31	224,618	237,541
8.5% 2/15/05 to 2/15/31	31,120	33,716
9% 10/15/04 to 6/15/30	15,797	17,079
9.5% 12/20/13 to 1/15/23	4,207	4,506
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Government National Mortgage Association - continued
10% 5/15/05 to 6/15/05	$ 16	$ 17
10.5% 11/15/02 to 9/15/19	2,534	2,901
13% 2/15/11 to 5/15/15	414	492
13.5% 5/15/10 to 1/15/15	173	203
		4,015,137
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $4,075,800)		4,104,639
Collateralized Mortgage Obligations - 4.1%

U.S. Government Agency - 4.1%
Fannie Mae:
floater Series 1999-57 Class FC, 1.99% 11/17/29 (c)	15,522	15,459
sequential pay Series 1998-30 Class B, 6.5% 8/20/24	5,758	5,880
Series 2001-62 Class Z, 6.5% 7/25/30	180	180
Freddie Mac:
REMIC planned amortization class Series 2211 Class PB, 7% 2/15/20	20,500	20,799
sequential pay Series 2248 Class GA, 7% 5/15/26	13,552	13,641
Series 2368 Class ZA, 6.5% 3/15/31	10,958	10,848
Government National Mortgage Association:
floater Series 2001-50 Class FV, 1.9413% 9/16/27 (c)	46,999	46,926
planned amortization class:
Series 2000-26 Class PK, 7.5% 9/20/30	13,786	14,411
Series 2000-5 Class PD, 7.5% 4/1/29	12,800	13,356
REMIC planned amortization class Series 2001-53 Class PB, 6.5% 11/20/31	10,000	10,056
sequential pay:
Series 1999-2 Class D, 6.5% 10/20/26	7,319	7,447
Series 2000-34 Class D, 7% 7/20/23	3,849	3,892
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $161,057)		162,895
Cash Equivalents - 8.7%
	Maturity Amount (000s)	Value (Note 1) (000s)
Investments in repurchase agreements (U.S. Government Obligations), in a joint trading account at 1.94%, dated 1/31/02 due 2/1/02 (Cost $345,333)	$ 345,352	$ 345,333
TOTAL INVESTMENT PORTFOLIO - 116.0% (Cost $4,582,190)	4,612,867
NET OTHER ASSETS - (16.0)%	(636,516)
NET ASSETS - 100%	$ 3,976,351
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) A portion of the security is subject to a forward commitment to sell.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
Other Information
Purchases and sales of long-term U.S. government and government agency obligations aggregated $5,555,591,000 and $4,441,049,000, respectively.
Income Tax Information

At January 31, 2002, the aggregate cost of investment securities for income tax purposes was $4,585,392,000. Net unrealized appreciation aggregated $27,475,000, of which $41,045,000 related to appreciated investment securities and $13,570,000 related to depreciated investment securities.

At July 31, 2001, the fund had a capital loss carryforward of approximately $46,854,000 of which $9,123,000, $10,722,000, $4,754,000, $413,000, $10,061,000 and $11,781,000 will expire on July 31, 2002, 2003, 2004, 2007, 2008 and 2009, respectively. Of the loss carryforwards expiring on July 31, 2002 and 2003, $9,123,000 and $735,000, respectively, was acquired in the merger and is available to offset future capital gains of the fund to the extent provided by regulations.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Ginnie Mae Fund

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	January 31, 2002 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $345,333) (cost $ 4,582,190) - See accompanying schedule		$ 4,612,867
Commitment to sell securities on a delayed delivery basis	$ (372,562)
Receivable for securities sold on a delayed delivery basis	371,378	(1,184)
Receivable for investments sold, regular delivery		1,571
Cash		1
Receivable for fund shares sold		7,499
Interest receivable		20,574
Total assets		4,641,328
Liabilities
Payable for investments purchased Regular delivery	10,152
Delayed delivery	643,383
Payable for fund shares redeemed	6,974
Distributions payable	2,179
Accrued management fee	1,399
Other payables and accrued expenses	890
Total liabilities		664,977
Net Assets		$ 3,976,351
Net Assets consist of:
Paid in capital		$ 3,983,307
Undistributed net investment income		2,603
Accumulated undistributed net realized gain (loss) on investments		(39,052)
Net unrealized appreciation (depreciation) on investments		29,493
Net Assets, for 363,751 shares outstanding		$ 3,976,351
Net Asset Value, offering price and redemption price per share ($3,976,351 ÷ 363,751 shares)		$ 10.93

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Ginnie Mae Fund
Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended January 31, 2002 (Unaudited)
Investment Income
Interest		$ 109,412
Expenses
Management fee	$ 7,842
Transfer agent fees	2,223
Accounting fees and expenses	365
Non-interested trustees' compensation	6
Custodian fees and expenses	263
Registration fees	339
Audit	21
Legal	9
Miscellaneous	16
Total expenses before reductions	11,084
Expense reductions	(10)	11,074
Net investment income (loss)		98,338
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investments		13,456
Change in net unrealized appreciation (depreciation) on:
Investment securities	(11,253)
Delayed delivery commitments	(893)
Total change in net unrealized appreciation (depreciation)		(12,146)
Net gain (loss)		1,310
Net increase (decrease) in net assets resulting from operations		$ 99,648

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Ginnie Mae Fund
Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2002 (Unaudited)	Year ended July 31, 2001
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 98,338	$ 134,013
Net realized gain (loss)	13,456	(736)
Change in net unrealized appreciation (depreciation)	(12,146)	89,360
Net increase (decrease) in net assets resulting from operations	99,648	222,637
Distributions to shareholders from net investment income	(101,920)	(132,065)
Share transactions Net proceeds from sales of shares	2,091,584	1,596,681
Reinvestment of distributions	88,708	110,740
Cost of shares redeemed	(1,037,630)	(668,051)
Net increase (decrease) in net assets resulting from share transactions	1,142,662	1,039,370
Total increase (decrease) in net assets	1,140,390	1,129,942
Net Assets
Beginning of period	2,835,961	1,706,019
End of period (including undistributed net investment income of $2,603 and $6,185, respectively)	$ 3,976,351	$ 2,835,961
Other Information Shares
Sold	190,828	148,180
Issued in reinvestment of distributions	8,090	10,306
Redeemed	(95,082)	(62,223)
Net increase (decrease)	103,836	96,263

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended January 31, 2002	Years ended July 31,
	(Unaudited)	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, be- ginning of period	$ 10.910	$ 10.420	$ 10.460	$ 10.870	$ 10.850	$ 10.530
Income from Invest- ment Operations
Net investment income (loss) D	.293	.684	.691	.689	.714	.720
Net realized and unrealized gain (loss)	.032	.487	(.043)	(.460)	.004	.310
Total from investment operations	.325	1.171	.648	.229	.718	1.030
Less Distributions
From net investment income	(.305)	(.681)	(.688)	(.639)	(.698)	(.710)
Net asset value, end of period	$ 10.930	$ 10.910	$ 10.420	$ 10.460	$ 10.870	$ 10.850
Total Return B, C	3.00%	11.55%	6.42%	2.08%	6.81%	10.11%
Ratios to Average Net Assets E
Expenses before expense reductions	.60% A	.63%	.63%	.71%	.74%	.76%
Expenses net of voluntary waivers, if any	.60% A	.62%	.63%	.64%	.72%	.76%
Expenses net of all reductions	.60% A	.62%	.63%	.64%	.72%	.75%
Net investment income (loss)	5.34% A	6.40%	6.67%	6.43%	6.58%	6.75%
Supplemental Data
Net assets, end of period (in millions)	$ 3,976	$ 2,836	$ 1,706	$ 1,841	$ 917	$ 822
Portfolio turnover rate	248% A	120%	75%	73%	172%	98%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Government Income Fund

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the fund's income, as reflected in the fund's yield, to measure performance.

Cumulative Total Returns

Periods ended January 31, 2002	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Fidelity Government Income	2.81%	6.59%	39.89%	97.43%
LB Government Bond	3.06%	6.85%	43.69%	103.75%
General U.S. Government Funds Average	2.63%	5.99%	37.32%	89.07%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers Government Bond Index - a market value-weighted index of U.S. Government and government agency securities (other than mortgage securities) with maturities of one year or more. To measure how the fund's performance stacked up against its peers, you can compare it to the general U.S. Government funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 158 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended January 31, 2002	Past 1 year	Past 5 years	Past 10 years
Fidelity Government Income	6.59%	6.94%	7.04%
LB Government Bond	6.85%	7.52%	7.38%
General U.S. Government Funds Average	5.99%	6.54%	6.54%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

Semiannual Report

Fidelity Government Income Fund
Performance - continued

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity Government Income Fund on January 31, 1992. As the chart shows, by January 31, 2002, the value of the investment would have grown to $19,743 - a 97.43% increase on the initial investment. For comparison, look at how the Lehman Brothers Government Bond Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $20,375 - a 103.75% increase.

The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Semiannual Report

Fidelity Government Income Fund
Performance - continued

Total Return Components

	Six months ended January 31,	Years ended July 31,
	2002	2001	2000	1999	1998	1997
Dividend returns	2.51%	6.76%	6.33%	5.89%	6.04%	7.22%
Capital returns	0.30%	5.16%	-0.52%	-4.41%	1.63%	2.40%
Total returns	2.81%	11.92%	5.81%	1.48%	7.67%	9.62%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the fund. A capital return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains, if any, paid by the fund, are reinvested.

Dividends and Yield

Periods ended January 31, 2002	Past 1 month	Past 6 months	Past 1 year
Dividends per share	3.67¢	25.09¢	53.85¢
Annualized dividend rate	4.32%	4.94%	5.40%
30-day annualized yield	4.32%	-	-

Dividends per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $10.01 over the past one month, $10.08 over the past six months and $9.98 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized yield is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis.

Semiannual Report

Fidelity Government Income Fund

Fund Talk: The Manager's Overview

Market Recap

Bonds continued their dominance over stocks, as a protracted downturn in the economy further exacerbated a flight to safety in high-quality fixed-income securities by risk-averse investors during the six-month period ending January 31, 2002. The Lehman Brothers® Aggregate Bond Index - a proxy for taxable-bond performance - returned 3.20%. The Federal Reserve Board helped spur demand for bonds by reducing the fed funds target rate five times during the period - in addition to six other cuts earlier in 2001 - in an effort to rescue the flailing economy. While short-term rates fell sharply, intermediate- and long-term rates didn't drop nearly as much, as investors began to anticipate an eventual economic recovery. A dramatic steepening in the Treasury yield curve resulted, with the spread between two- and 30-year bonds reaching decade-wide levels. Most spread sectors, particularly government agency and mortgage securities, outperformed Treasuries, as investors increasingly shifted toward higher-yielding securities. That was the case until September 11, when uncertainty and fear induced many market participants to abandon credit risk assets and hunker down in the highest-quality Treasuries and agencies. However, the Treasury rally ended abruptly in November, as investors shifted back to the spread sectors, feeling that signs of strength in the economy could mean an end to the Fed's extended rate-cutting campaign. The Lehman Brothers U.S. Agency and Mortgage-Backed Securities indexes returned 3.46% and 3.41%, respectively, followed by the Lehman Brothers Credit Bond and Treasury indexes, which returned 2.96% and 2.85%, respectively.

(Portfolio Manager photograph)
An interview with Tom Silvia, Portfolio Manager of Fidelity Government Income Fund

Q. How did the fund perform, Tom?

A. For the six-month period that ended January 31, 2002, the fund had a total return of 2.81%. To get a sense of how the fund did relative to its competitors, the general U.S. government funds average returned 2.63%, according to Lipper Inc. Additionally, the Lehman Brothers Government Bond Index - which tracks the types of securities in which the fund invests - returned 3.06% for the same six-month period. For 12-month period that ended January 31, 2002, the fund returned 6.59%, the Lipper average was up 5.99% and the Lehman Brothers index gained 6.85%.

Q. What led to the fund's strong absolute and relative returns during the past six months?

A. Falling interest rates translated into decent returns for most fixed-income securities, including those that are the main focus of the fund: Treasury, agency and mortgage securities. By the time the period began, the Federal Reserve Board already had cut short-term interest rates six times in order to stimulate the economy and avoid a recession. The Fed would repeat that action in August as more evidence supported the fear that the U.S. economy was veering close to a recession. After the tragic events of September 11, the Fed stepped in again to steady the global financial markets and moderate the severity of the downturn. By November, short-term interest rates had fallen to levels not seen since the early 1960s and bond yields moved lower and their prices higher. Toward the end of the period, however, interest rates and bond yields grew more volatile, based on changing sentiment about the strength of the economy. Against this backdrop, the fund's relatively large weighting - compared with its peers - in agency securities was the key reason why it outpaced the Lipper average.

Semiannual Report

Fidelity Government Income Fund
Fund Talk: The Manager's Overview - continued

Q. Why did agencies do so well during the past six months?

A. Agency securities had become quite cheap relative to Treasury securities in late 2000 and early 2001, due largely to threats made by some members of Congress and other government officials to cut off the lines of credit that provide some agencies - specifically Fannie Mae and Freddie Mac - implicit government backing. But the threat of potentially damaging legislation faded throughout 2001 as these agencies took steps to appease legislators, and other agenda items - such as staving off a recession and the war on terrorism - took center stage. The agency market also had to contend with heavy supply, although it was easily absorbed by strong demand, as investors increasingly sought out high-quality, high-yielding alternatives to Treasury bonds. Since I had purchased the bulk of the fund's agency holdings back when they were cheap, the fund benefited from the significant appreciation they enjoyed during the six-month period.

Q. Were there any disappointments?

A. Although mortgage security prices ended the period significantly higher due to falling interest rates, they lagged Treasury and agency securities throughout much of the period because prepayment activity exploded. Prepayment occurs when homeowners refinance their mortgages, causing the mortgage pools that make up the securities to prepay. Investors generally dislike prepayments because it potentially forces them to reinvest at lower interest rates. While there's always a certain amount of prepayment activity, the speed and magnitude by which interest rates dropped caused mortgage prepayments to come in at much faster-than-expected levels last fall and early winter. In late-December and January, prepayment activity subsided a bit, creating a better investing backdrop for mortgage securities.

Q. What choices did you make in the Treasury market?

A. I overweighted intermediate-term bonds with maturities between five and 10 years. These bonds provided almost as much yield as longer-term securities, with far less interest rate risk.

Q. What's your outlook?

A. The economy, interest rates and the bond market are at a critical inflection point. What happens to the market from here will depend on the strength of the economy and the Fed's response to it. Continued weak economic data could signal further rate cuts, although with short-term interest rates at 1.75% at the end of the period, there's only so much room left to cut. On the other hand, improvement in economic data may mean the end of the current cycle of rate cutting. Given all the uncertainty surrounding the economy and interest rates, I believe that agency securities offer good value because they've provided an attractive yield advantage over Treasuries and have the potential to perform better as a result. If rates do begin to trend higher and home loan refinancings slow further, mortgage securities also may offer some good values.

Semiannual Report

Fidelity Government Income Fund
Fund Talk: The Manager's Overview - continued

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks a high level of current income consistent with preservation of capital

Fund number: 054

Trading symbol: FGOVX

Start date: April 4, 1979

Size: as of January 31, 2002, more than $2.5 billion

Manager: Tom Silvia, since 1998; manager, various Fidelity and Spartan government and mortgage funds; joined Fidelity in 1993

3

Tom Silvia on inflation-protected securities:

"During recent months, I've purchased some inflation-protected notes and bonds known as Treasury Inflation-Protected Securities, or TIPS, which are designed to help investors offset inflation risk. Inflation, while virtually non-existent over the past year, can quickly eat away at the value of a bond. Here's how these TIPS work: Using the Consumer Price Index as a benchmark, the value of the bond's principal is adjusted to reflect the effects of inflation. A fixed interest rate is paid semiannually on the adjusted amount. At maturity, if inflation has increased the value of the principal, the investor receives the higher value. Because of the built-in inflation protection, these securities usually offer lower coupon rates than Treasuries of similar maturities without the feature.

"It's useful to think of TIPS as providing insurance against inflation. At present, there's very little fear of inflation, so the cost of insurance against it has become very cheap. We measure that cost by calculating the inflation rate at which a holder of inflation-protected Treasuries would perform better than the holder of ordinary securities. At one point during the period, an ordinary Treasury carried a yield of 3.99% while an inflation-protected bond yielded 2.81%. If the Consumer Price Index rises more than 1.18 percentage points annually for the next six years, the TIPS will do better. Given all the stimulus that's been pumped into the economy - including lower interest rates and tax cuts - it seemed prudent to buy some cheap insurance now against potential future inflation."

Semiannual Report

Fidelity Government Income Fund

Investment Changes

Coupon Distribution as of January 31, 2002
	% of fund's investments	% of fund's investments 6 months ago
Zero coupon bonds	0.1	0.1
Less than 4%	3.0	4.6
4 - 4.99%	4.0	3.8
5 - 5.99%	11.3	12.3
6 - 6.99%	38.0	41.4
7 - 7.99%	17.5	10.5
8 - 8.99%	3.4	8.4
9 - 9.99%	2.0	2.8
10 - 10.99%	1.3	1.1
11 - 11.99%	10.3	1.5
12% and over	1.1	3.6
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Average Years to Maturity as of January 31, 2002
6 months ago
Years	8.3	8.7
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of January 31, 2002
6 months ago
Years	5.2	5.3

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of January 31, 2002	As of July 31, 2001
Mortgage Securities 21.9%	Mortgage Securities 23.4%
CMOs and Other Mortgage Related Securities 14.1%	CMOs and Other Mortgage Related Securities 8.9%
U.S. Treasury Obligations 29.1%	U.S. Treasury Obligations 30.3%
U.S. Government Agency Obligations 32.4%	U.S. Government Agency Obligations 35.6%
Short-Term Investments and Net Other Assets 2.5%	Short-Term Investments and Net Other Assets 1.8%

Semiannual Report

Fidelity Government Income Fund

Investments January 31, 2002

(Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 61.5%
	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Government Agency Obligations - 32.4%
Fannie Mae:
4.65% 2/13/04	$ 35,000	$ 35,033
5.45% 2/12/04	16,000	16,015
5.5% 2/15/06	59,090	61,010
5.5% 5/2/06	7,510	7,671
5.53% 7/17/07	10,000	10,078
6% 5/15/08	71,545	74,474
6.25% 2/1/11	8,910	9,112
6.375% 6/15/09	28,365	29,961
7.25% 1/15/10	74,040	82,207
7.25% 5/15/30	30,226	34,117
Farm Credit Systems Financial Assistance Corp.:
8.8% 6/10/05	22,233	25,332
9.375% 7/21/03	32,062	35,108
Federal Agricultural Mortgage Corp. 8.07% 7/17/06	3,000	3,374
Federal Home Loan Bank:
4.8% 3/28/03	50,000	50,227
9.5% 2/25/04	2,355	2,638
Financing Corp. - coupon STRIPS 0% 8/3/05	1,989	1,693
Freddie Mac:
5% 5/24/04	48,000	48,450
5.25% 2/15/04	16,535	17,127
5.25% 1/15/06	15,000	15,368
5.875% 3/21/11	23,150	23,041
6.75% 3/15/31	14,245	15,164
Government Loan Trusts (assets of Trust guaranteed by U.S. Government through Agency for International Development) Series 1-B, 8.5% 4/1/06	6,227	6,808
Government Trust Certificates (assets of Trust guaranteed by U.S. Government through Defense Security Assistance Agency):
Series 2-E, 9.4% 5/15/02	466	474
Series T-3, 9.625% 5/15/02	362	364
Guaranteed Export Trust Certificates (assets of Trust guaranteed by U.S. Government through Export- Import Bank):
Series 1994-A, 7.12% 4/15/06	7,712	8,278
Series 1994-F, 8.187% 12/15/04	4,319	4,583
Series 1995-A, 6.28% 6/15/04	4,926	5,132
Series 1995-B, 6.13% 6/15/04	10,762	11,189
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Government Agency Obligations - continued
Guaranteed Export Trust Certificates (assets of Trust guaranteed by U.S. Government through Export- Import Bank): - continued
Series 1996-A, 6.55% 6/15/04	$ 6,551	$ 6,847
Guaranteed Trade Trust Certificates (assets of Trust guaranteed by U.S. Government through Export- Import Bank) Series 1994-B, 7.5% 1/26/06	4,928	5,283
Israel Export Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank) Series 1994-1, 6.88% 1/26/03	2,067	2,135
Overseas Private Investment Corp. U.S. Government guaranteed participation certificates:
Series 1994-195, 6.08% 8/15/04	5,088	5,267
Series 1998-196A, 5.926% 6/15/05	8,030	8,390
6.07% 12/15/14	18,500	18,883
6.77% 11/15/13	7,662	8,156
6.99% 5/21/16	21,417	22,325
Private Export Funding Corp. secured:
5.34% 3/15/06	21,700	22,202
5.66% 9/15/11 (a)	12,400	12,230
5.8% 2/1/04	855	881
6.67% 9/15/09	6,000	6,304
7.17% 5/15/07	3,500	3,841
State of Israel (guaranteed by U.S. Government through Agency for International Development) 6.6% 2/15/08	35,170	37,640
U.S. Department of Housing and Urban Development government guaranteed participation certificates Series 1999-A:
5.75% 8/1/06	9,300	9,623
5.96% 8/1/09	9,930	9,943
U.S. Trade Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank) 8.17% 1/15/07	3,115	3,435
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		817,413
U.S. Treasury Obligations - 29.1%
U.S. Treasury Bonds:
6.125% 8/15/29	98,000	104,814
6.375% 8/15/27	66,500	72,703
6.75% 8/15/26	97,926	111,574
8.875% 8/15/17	26,500	35,423
10% 5/15/10	7,000	8,248
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Bonds: - continued
10.375% 11/15/09	$ 22,200	$ 25,998
11.25% 2/15/15	173,000	266,445
12% 8/15/13	3,000	4,180
12.75% 11/15/10 (callable)	19,600	25,391
U.S. Treasury Inflation-Indexed Notes 3.625% 1/15/08	72,700	81,506
TOTAL U.S. TREASURY OBLIGATIONS		736,282
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,542,487)		1,553,695
U.S. Government Agency - Mortgage Securities - 21.9%

Fannie Mae - 13.7%
5.5% 5/1/09 to 3/1/24	5,958	5,850
5.5% 3/1/32 (b)	34,000	32,247
6% 7/1/20 to 2/1/32 (c)	18,186	17,969
6% 1/1/31 (b)	40	40
6% 2/1/32 (b)	118,030	115,928
6.5% 8/1/04 to 10/1/28	23,169	23,361
6.5% 3/1/32 (b)	34,000	34,011
7% 7/1/13 to 5/1/30	18,390	18,859
7.5% 4/1/28 to 10/1/31	71,151	73,866
8% 1/1/22	522	556
9% 5/1/14	5,447	5,813
9.5% 11/15/09 to 10/1/20	6,393	7,014
10% 8/1/10	330	360
11% 3/1/10	121	130
11.5% 6/1/19 to 5/1/28	7,218	8,404
		344,408
Freddie Mac - 0.7%
5% 1/1/09 to 6/1/09	3,191	3,242
7% 4/1/11 to 1/1/31	20	21
7% 1/1/31 (b)	11,000	11,278
8% 1/1/10 to 6/1/11	392	411
8.5% 8/1/08 to 12/1/25	1,689	1,813
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Freddie Mac - continued
9% 8/1/09 to 12/1/10	$ 389	$ 415
9.75% 8/1/14	621	685
		17,865
Government National Mortgage Association - 7.5%
6% 7/15/08 to 12/15/10	24,209	24,588
6.5% 5/15/28 to 8/20/31	14,301	14,430
7% 2/15/29 to 10/15/31	110,566	113,642
7.5% 3/15/28 to 2/15/31	25,682	26,799
8% 11/15/06 to 12/15/23	9,019	9,633
8.5% 10/15/08 to 2/15/31	905	968
9.5% 2/15/25	12	13
		190,073
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $546,882)		552,346
Collateralized Mortgage Obligations - 14.1%

U.S. Government Agency - 14.1%
Fannie Mae:
floater REMIC planned amortization class Series 1992-161 Class F, 4.41% 11/25/21 (d)	4,629	4,626
REMIC planned amortization class:
Series 1993-160 Class PK, 6.5% 11/25/22	27,000	28,026
Series 1993-207 Class H, 6.5% 11/25/23	18,360	18,762
Series 2001-62 Class PF, 6.5% 6/25/26	24,251	24,698
sequential pay:
Series 1995-25 Class AC, 6% 10/25/21	11,466	11,654
Series 1998-2 Class DA, 6.5% 4/18/25	3,060	3,079
Series 2000-52 Class AL, 7.5% 6/25/27	2,302	2,307
target amortization class Series 2001-12 Class CS, 6.5% 6/25/27	14,640	14,819
Freddie Mac:
REMIC planned amortization class:
Series 1413 Class J, 4% 11/15/07	16,735	16,620
Series 1455 Class M, 7% 12/15/22	654	654
Series 1681 Class PJ, 7% 12/15/23	9,200	9,660
Series 1697 Class G, 6% 3/15/09	3,767	3,888
Series 1727 Class H, 6.5% 8/15/23	12,200	12,368
Series 1948 Class PG, 6.15% 11/15/25	20,201	20,698
Series 2208 Class PA, 7% 4/15/17	15,923	15,972
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Government Agency - continued
Freddie Mac: - continued
REMIC planned amortization class: - continued
Series 2328 Class QB, 6.5% 8/15/26	$ 28,000	$ 28,866
sequential pay:
Series 1974 Class Z, 7% 8/15/20	13,361	13,979
Series 2053 Class A, 6.5% 10/15/23	17,664	18,000
Series 2055 Class K, 6.5% 10/15/23	16,139	16,452
Series 2201 Class A, 7% 9/15/27	4,729	4,800
Series 2211 Class C, 7.5% 6/15/27	2,976	3,006
Series 2248 Class A, 7.5% 5/15/28	7,876	7,979
Series 2250 Class A, 7% 12/15/27	10,710	10,853
Series 2355 Class AE, 6% 9/15/31	34,168	34,563
Series 1560 Class PN, 7% 12/15/12	15,000	15,600
Series 2368:
Class ZA, 6.5% 3/15/31	6,394	6,330
Class ZB, 6% 10/15/31	4,457	4,368
target amortization class Series 2209 Class TA, 7.5% 1/15/27	4,752	4,813
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $353,011)		357,440
Cash Equivalents - 8.5%
Maturity Amount (000s)
Investments in repurchase agreements (U.S. Government Obligations), in a joint trading account at 1.94%, dated 1/31/02 due 2/1/02 (Cost $214,249)	$ 214,261	214,249
TOTAL INVESTMENT PORTFOLIO - 106.0% (Cost $2,656,629)	2,677,730
NET OTHER ASSETS - (6.0)%	(151,963)
NET ASSETS - 100%	$ 2,525,767
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $12,230,000 or 0.5% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) A portion of the security is subject to a forward commitment to sell.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
Other Information
Purchases and sales of long-term U.S. government and government agency obligations aggregated $3,695,430,000 and $3,414,312,000, respectively.
Income Tax Information

At January 31, 2002, the aggregate cost of investment securities for income tax purposes was $2,661,999,000. Net unrealized appreciation aggregated $15,731,000, of which $29,165,000 related to appreciated investment securities and $13,434,000 related to depreciated investment securities.

At July 31, 2001, the fund had a capital loss carryforward of approximately $32,447,000 of which $22,104,000 and $10,343,000 will expire on July 31, 2008 and 2009, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Government Income Fund

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	January 31, 2002 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $214,249) (cost $ 2,656,629) - See accompanying schedule		$ 2,677,730
Commitment to sell securities on a delayed delivery basis	$ (66,858)
Receivable for securities sold on a delayed delivery basis	66,858	0
Receivable for investments sold, regular delivery		792
Receivable for fund shares sold		9,541
Interest receivable		34,871
Total assets		2,722,934
Liabilities
Payable for investments purchased on a delayed delivery basis	193,387
Payable for fund shares redeemed	2,188
Distributions payable	331
Accrued management fee	889
Other payables and accrued expenses	372
Total liabilities		197,167
Net Assets		$ 2,525,767
Net Assets consist of:
Paid in capital		$ 2,517,415
Undistributed net investment income		484
Accumulated undistributed net realized gain (loss) on investments		(13,233)
Net unrealized appreciation (depreciation) on investments		21,101
Net Assets, for 252,371 shares outstanding		$ 2,525,767
Net Asset Value, offering price and redemption price per share ($2,525,767 ÷ 252,371 shares)		$ 10.01

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Government Income Fund
Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended January 31, 2002 (Unaudited)
Investment Income
Interest		$ 62,612
Security lending		168
Total income		62,780
Expenses
Management fee	$ 5,002
Transfer agent fees	1,272
Accounting and security lending fees	243
Non-interested trustees' compensation	3
Custodian fees and expenses	59
Registration fees	49
Audit	21
Legal	6
Miscellaneous	7
Total expenses before reductions	6,662
Expense reductions	(33)	6,629
Net investment income (loss)		56,151
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investments		30,955
Change in net unrealized appreciation (depreciation) on:
Investment securities	(25,368)
Delayed delivery commitments	525
Total change in net unrealized appreciation (depreciation)		(24,843)
Net gain (loss)		6,112
Net increase (decrease) in net assets resulting from operations		$ 62,263

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Government Income Fund
Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2002 (Unaudited)	Year ended July 31, 2001
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 56,151	$ 106,178
Net realized gain (loss)	30,955	31,348
Change in net unrealized appreciation (depreciation)	(24,843)	56,128
Net increase (decrease) in net assets resulting from operations	62,263	193,654
Distributions to shareholders from net investment income	(57,965)	(111,994)
Share transactions Net proceeds from sales of shares	740,346	1,130,492
Reinvestment of distributions	55,015	103,827
Cost of shares redeemed	(427,426)	(583,202)
Net increase (decrease) in net assets resulting from share transactions	367,935	651,117
Total increase (decrease) in net assets	372,233	732,777
Net Assets
Beginning of period	2,153,534	1,420,757
End of period (including undistributed net investment income of $484 and $2,298, respectively)	$ 2,525,767	$ 2,153,534
Other Information Shares
Sold	73,498	114,971
Issued in reinvestment of distributions	5,441	10,575
Redeemed	(42,458)	(59,304)
Net increase (decrease)	36,481	66,242

Financial Highlights	Six months ended January 31, 2002	Years ended July 31,
	(Unaudited)	2001	2000	1999	1998 E	1997 F	1996 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.980	$ 9.490	$ 9.540	$ 9.980	$ 9.760	$ 9.620	$ 9.890
Income from Investment Operations
Net investment income (loss)	.242 D, H	.577 D	.592 D	.588 D	.481 D	.625 D	.670
Net realized and unrealized gain (loss)	.039 H	.525	(.059)	(.429)	.208	.175	(.299)
Total from investment operations	.281	1.102	.533	.159	.689	.800	.371
Less Distributions
From net investment income	(.251)	(.612)	(.583)	(.599)	(.469)	(.660)	(.641)
Net asset value, end of period	$ 10.010	$ 9.980	$ 9.490	$ 9.540	$ 9.980	$ 9.760	$ 9.620
Total Return B, C	2.81%	11.92%	5.81%	1.48%	7.19%	8.61%	3.82%
Ratios to Average Net Assets G
Expenses before expense reductions	.57% A	.61%	.66%	.68%	.69% A	.73%	.72%
Expenses net of voluntary waivers, if any	.57% A	.61%	.66%	.68%	.69% A	.73%	.72%
Expenses net of all reductions	.57% A	.60%	.65%	.67%	.68% A	.72%	.71%
Net investment income (loss)	4.81% A, H	5.91%	6.27%	5.91%	5.82% A	6.48%	6.52%
Supplemental Data
Net assets, end of period (in millions)	$ 2,526	$ 2,154	$ 1,421	$ 1,580	$ 1,253	$ 1,023	$ 949
Portfolio turnover rate	303% A	214%	131%	168%	289% A	199%	124%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the ten months ended July 31, 1998.

F For the period ended September 30.

G Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

H Effective August 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The effect of this change during the period was to decrease net investment income per share by $.020 and increase net realized and unrealized gain (loss) per share by $.020. Without this change the ratio of net investment income to average net assets would have been 5.20%. Per share data, ratios and supplemental data for prior periods have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Intermediate Government Income Fund

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the fund's income, as reflected in its yield, to measure performance. If Fidelity had not reimbursed certain fund expenses, the past one year, five year, and 10 year total returns and dividends would have been lower.

Cumulative Total Returns

Periods ended January 31, 2002	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Fidelity Intermediate Govt Income	3.18%	7.22%	39.01%	85.43%
LB Int Government Bond	3.34%	7.45%	40.72%	92.99%
Short-Intermediate U.S. Government Funds Average	2.79%	6.51%	33.71%	80.51%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the Lehman Brothers Intermediate Government Bond Index - a market value-weighted index of U.S. Government fixed-rate debt issues with maturities between one and 10 years. To measure how the fund's performance stacked up against its peers, you can compare it to the short-intermediate U.S. Government funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 88 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended January 31, 2002	Past 1 year	Past 5 years	Past 10 years
Fidelity Intermediate Govt Income	7.22%	6.81%	6.37%
LB Int Government Bond	7.45%	7.07%	6.80%
Short-Intermediate U.S. Government Funds Average	6.51%	5.97%	6.08%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

Semiannual Report

Fidelity Intermediate Government Income Fund
Performance - continued

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity Intermediate Government Income Fund on January 31, 1992. As the chart shows, by January 31, 2002, the value of the investment would have grown to $18,543 - an 85.43% increase on the initial investment. For comparison, look at how the Lehman Brothers Intermediate Government Bond Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $19,299 - a 92.99% increase.

The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Semiannual Report

Fidelity Intermediate Government Income Fund
Performance - continued

Total Return Components

	Six months ended January 31,	Years ended July 31,
	2002	2001	2000	1999	1998	1997
Dividend returns	2.57%	6.85%	6.59%	6.47%	6.88%	7.11%
Capital returns	0.61%	4.83%	-1.48%	-3.27%	-0.10%	1.45%
Total returns	3.18%	11.68%	5.11%	3.20%	6.78%	8.56%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the fund. A capital return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains, if any, paid by the fund are reinvested.

Dividends and Yield

Periods ended January 31, 2002	Past 1 month	Past 6 months	Past 1 year
Dividends per share	3.84¢	24.94¢	54.36¢
Annualized dividend rate	4.59%	5.01%	5.55%
30-day annualized yield	4.18%	-	-

Dividends per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $9.84 over the past one month, $9.88 over the past six months and $9.79 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized yield is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis.

Semiannual Report

Fidelity Intermediate Government Income Fund

Fund Talk: The Manager's Overview

Market Recap

Bonds continued their dominance over stocks, as a protracted downturn in the economy further exacerbated a flight to safety in high-quality fixed-income securities by risk-averse investors during the six-month period ending January 31, 2002. The Lehman Brothers® Aggregate Bond Index - a proxy for taxable-bond performance - returned 3.20%. The Federal Reserve Board helped spur demand for bonds by reducing the fed funds target rate five times during the period - in addition to six other cuts earlier in 2001 - in an effort to rescue the flailing economy. While short-term rates fell sharply, intermediate- and long-term rates didn't drop nearly as much, as investors began to anticipate an eventual economic recovery. A dramatic steepening in the Treasury yield curve resulted, with the spread between two- and 30-year bonds reaching decade-wide levels. Most spread sectors, particularly government agency and mortgage securities, outperformed Treasuries, as investors increasingly shifted toward higher-yielding securities. That was the case until September 11, when uncertainty and fear induced many market participants to abandon credit risk assets and hunker down in the highest-quality Treasuries and agencies. However, the Treasury rally ended abruptly in November, as investors shifted back to the spread sectors, feeling that signs of strength in the economy could mean an end to the Fed's extended rate-cutting campaign. The Lehman Brothers U.S. Agency and Mortgage-Backed Securities indexes returned 3.46% and 3.41%, respectively, followed by the Lehman Brothers Credit Bond and Treasury indexes, which returned 2.96% and 2.85%, respectively.

-

(Portfolio Manager photograph)
An interview with Andrew Dudley, Portfolio Manager of Fidelity Intermediate Government Income Fund

Q. How did the fund perform, Andy?

A. For the six-month period that ended January 31, 2002, the fund provided a total return of 3.18%. To get a sense of how the fund did relative to its competitors, the return for the short-intermediate U.S. government funds average was 2.79% as tracked by Lipper Inc. Additionally, the Lehman Brothers Intermediate Government Bond Index returned 3.34%. For the 12 months ended January 31, 2002, the fund returned 7.22%, the Lipper average was up 6.51% and the Lehman Brothers index gained 7.45%.

Q. What factors drove the fund's performance during the period?

A. Short- and intermediate-term securities performed quite well throughout most of the period, propelled by rapidly declining interest rates. After dramatically slashing interest rates in the first seven months of 2001, the Federal Reserve Board continued cutting rates from August through December. The first of the cuts that took place during the six-month period occurred prior to the events of September 11 and was intended to help jump-start the anemic U.S. economy. The cuts that took place after the terrorist attacks were designed to stabilize the global financial markets and prevent a recession from deepening. As interest rates and bond yields declined, short-term securities posted the largest percentage gains, followed by intermediate- and long-term bonds. That's because short-maturity and, to a lesser extent, intermediate-term bonds, are more closely tied to Fed actions than longer-term securities. In December and January, interest rates were more volatile as investors tried to make sense of often-conflicting signals about the direction of economic growth.

Semiannual Report

Fidelity Intermediate Government Income Fund
Fund Talk: The Manager's Overview - continued

Q. What were your principal strategies throughout the year?

A. I continued to emphasize securities that offered a yield advantage over Treasury securities. At the end of the period, agency securities accounted for approximately 60% of the fund's net assets and mortgage securities accounted for about 19% of net assets. In contrast, Treasuries accounted for about 14% of net assets, compared to a weighting of about 57% in the benchmark Lehman Brothers Intermediate Government Bond Index. Some of the fund's outperformance of its Lipper peer group average stemmed from its comparatively larger weighting in agency securities. These investments performed very well thanks to a combination of falling interest rates, their relatively low valuations when I purchased them and a more favorable political backdrop as various government proposals designed to alter the nature of the relationship between some agencies and the government faded from view.

Q. How did the fund's stake in mortgage securities affect performance?

A. My decision to keep a smaller-than-average stake - compared to the fund's peer group average - in mortgage securities and my choices within that sector helped the fund's performance. The mortgage market had to contend with several waves of refinancing activity as falling interest rates spurred record numbers of borrowers to refinance their home loans. Investors typically dislike rapid prepayment activity because it potentially forces them to reinvest the proceeds at lower prevailing interest rates. As a result, mortgage securities lagged U.S. Treasury and agency securities. I emphasized mortgage securities that had some measure of protection against prepayments, and they performed relatively well. These included 15-year mortgage securities and collateralized mortgage obligations (CMOs).

Q. Were there any disappointments?

A. Yes, there was a minor disappointment. Throughout much of the past six months, I kept a larger weighting than the market overall in longer-maturity securities within the short-intermediate universe, meaning those with maturities of more than four years, which offered attractive yields relative to shorter-term securities. Even though these four-plus year securities posted strong gains, they just didn't keep pace with shorter-term securities as interest rates declined.

Q. What's your outlook?

A. At the end of the period, there was a fair amount of uncertainty among investors about the direction of the economy and interest rates. There were plenty who believed that the economy will remain weak through the balance of the year and others who felt that the worst of the recession was behind us. If the economy remains weak, I believe that bonds could be prime beneficiaries, just as they were in 2001. Even if growth picks up, I doubt that it would be robust enough to incite inflation and prompt the Fed to raise interest rates. In either case, I believe that the yield advantage over Treasuries that agencies and mortgages currently offer could continue to make them attractive.

Semiannual Report

Fidelity Intermediate Government Income Fund
Fund Talk: The Manager's Overview - continued

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: high level of current income consistent with preservation of capital by investing mainly in U.S. government and agency securities while maintaining a dollar weighted average maturity between three and 10 years

Fund number: 452

Trading symbol: FSTGX

Start date: May 2, 1988

Size: as of January 31, 2002, more than $929 million

Manager: Andrew Dudley, since 1998; manager, various Fidelity bond funds; joined Fidelity in 1996

3

Andrew Dudley on the suspension of auctions of 30-year U.S. Treasury bonds:

"The 30-year Treasury bond, also known as the ´long bond,' has been a steady feature of U.S. fixed-income markets since it was first regularly issued in the 1970s. Since then, it has become a proxy for interest rates and is the standard against which other fixed-income investments are measured. In October 2001, the U.S. Treasury surprised many with its announcement that it would suspend its future auctions of 30-year bonds. According to Treasury officials, the move would cut borrowing costs since the government currently pays higher rates for long-term bonds than for short-term notes and bills. Other observers pointed out that the Treasury - perhaps working with the blessing of the Federal Reserve Board - also might have been intent on bringing down stubbornly high long-term rates as a means of stimulating the economy. The market's immediate reaction was to push the prices of 30-year Treasuries significantly higher, anticipating a scarcity of the long bond in the months to come. Looking ahead, the suspension of the 30-year auction may mean that the spread - or the difference in yield - between Treasuries on the one side and agency and mortgage securities on the other side - will remain wider than historical norms, a reflection of the scarcity of Treasuries and an abundant supply of other types of bonds."

Semiannual Report

Fidelity Intermediate Government Income Fund

Investment Changes

Coupon Distribution as of January 31, 2002
	% of fund's investments	% of fund's investments 6 months ago
Zero coupon bonds	0.1	0.1
Less than 5%	4.8	6.4
5 - 5.99%	24.8	18.4
6 - 6.99%	26.0	30.5
7 - 7.99%	17.6	12.4
8 - 8.99%	3.2	3.8
9 - 9.99%	4.7	5.8
10 - 10.99%	1.1	1.3
11 - 11.99%	2.7	3.8
12 - 12.99%	5.5	6.0
13% and over	0.3	1.9
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Average Years to Maturity as of January 31, 2002
6 months ago
Years	4.2	4.4
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of January 31, 2002
6 months ago
Years	3.3	3.2

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of January 31, 2002	As of July 31, 2001
Mortgage Securities 12.2%	Mortgage Securities 17.4%
CMOs and Other Mortgage Related Securities 7.0%	CMOs and Other Mortgage Related Securities 8.5%
U.S. Treasury Obligations 14.3%	U.S. Treasury Obligations 19.4%
U.S. Government Agency Obligations 59.6%	U.S. Government Agency Obligations 50.5%
Short-Term Investments and Net Other Assets 6.9%	Short-Term Investments and Net Other Assets 4.2%

Semiannual Report

Fidelity Intermediate Government Income Fund

Investments January 31, 2002

(Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 73.9%
	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Government Agency Obligations - 59.6%
Fannie Mae:
5% 1/15/07	$ 40,700	$ 40,904
5.25% 6/15/06	8,000	8,164
5.5% 2/15/06	18,740	19,349
5.5% 5/2/06	3,095	3,161
6.25% 2/1/11	1,285	1,314
6.5% 8/15/04	10,000	10,652
7.125% 6/15/10	7,000	7,720
7.25% 1/15/10	27,500	30,534
Farm Credit Systems Financial Assistance Corp.:
8.8% 6/10/05	7,000	7,976
9.375% 7/21/03	35,400	38,763
Federal Agricultural Mortgage Corp.:
6.92% 2/10/02	350	350
7.04% 8/10/05	2,050	2,224
Federal Farm Credit Bank:
5.54% 9/10/03	1,300	1,346
9.15% 2/14/05	500	570
Federal Home Loan Bank:
4.875% 4/16/04	21,065	21,661
5.717% 8/25/03	4,500	4,667
6.375% 11/14/03	3,220	3,392
6.75% 4/10/06	1,000	1,082
6.875% 8/15/03	800	848
Freddie Mac:
3.25% 12/15/03	2,425	2,423
5% 1/15/04	11,000	11,339
5.125% 10/15/08	25,360	25,106
5.25% 2/15/04	21,265	22,026
5.5% 7/15/06	10,000	10,297
5.75% 3/15/09	15,000	15,316
5.875% 3/21/11	890	886
6% 6/15/11	15,000	15,326
6.375% 11/15/03	7,100	7,487
7% 7/15/05	72,215	78,330
7% 3/15/10	17,965	19,660
Government Loan Trusts (assets of Trust guaranteed by U.S. Government through Agency for International Development) Series 1-B, 8.5% 4/1/06	8,046	8,798
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Government Agency Obligations - continued
Government Trust Certificates (assets of Trust guaranteed by U.S. Government through Defense Security Assistance Agency):
Series 2-E, 9.4% 5/15/02	$ 366	$ 372
Series T-3, 9.625% 5/15/02	161	162
Guaranteed Export Trust Certificates (assets of Trust guaranteed by U.S. Government through Export- Import Bank):
Series 1993-C, 5.2% 10/15/04	600	617
Series 1993-D, 5.23% 5/15/05	515	528
Series 1994-F, 8.187% 12/15/04	2,293	2,433
Series 1995-A, 6.28% 6/15/04	2,121	2,209
Series 1996-A, 6.55% 6/15/04	3,862	4,036
Guaranteed Trade Trust Certificates (assets of Trust guaranteed by U.S. Government through Export- Import Bank):
Series 1992-A, 7.02% 9/1/04	3,130	3,271
Series 1994-A, 7.39% 6/26/06	4,500	4,867
Series 1994-B, 7.5% 1/26/06	488	524
Series 1997-A, 6.104% 7/15/03	4,846	4,962
Israel Export Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank) Series 1994-1, 6.88% 1/26/03	1,612	1,665
Overseas Private Investment Corp. U.S. Government guaranteed participation certificates:
Series 1994-195, 6.08% 8/15/04	4,721	4,888
Series 1996-A1, 6.726% 9/15/10	3,130	3,281
Private Export Funding Corp. secured:
5.48% 9/15/03	980	1,000
5.65% 3/15/03	1,025	1,045
5.66% 9/15/11 (a)	10,000	9,863
5.8% 2/1/04	2,795	2,880
6.86% 4/30/04	1,041	1,088
State of Israel (guaranteed by U.S. Government through Agency for International Development):
6.6% 2/15/08	20,670	22,122
6.625% 8/15/03	26,675	28,050
Student Loan Marketing Association 5.25% 3/15/06	8,300	8,476
U.S. Department of Housing and Urban Development government guaranteed participation certificates Series 1999-A:
5.75% 8/1/06	10,000	10,347
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Government Agency Obligations - continued
U.S. Department of Housing and Urban Development government guaranteed participation certificates Series 1999-A: - continued
6.06% 8/1/10	$ 10,000	$ 10,066
U.S. Trade Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank) 8.17% 1/15/07	3,217	3,547
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		553,970
U.S. Treasury Obligations - 14.3%
U.S. Treasury Bonds:
11.25% 2/15/15	2,200	3,388
11.75% 2/15/10 (callable)	13,099	15,987
12% 8/15/13	31,400	43,749
U.S. Treasury Notes:
3.25% 12/31/03 (b)	21,200	21,263
5% 2/15/11	10,000	9,981
5% 8/15/11	13,000	12,970
5.75% 8/15/10	5,525	5,806
6.5% 10/15/06	16,610	18,056
6.625% 4/30/02	1,500	1,517
U.S. Treasury Notes - coupon STRIPS:
0% 4/30/02	142	141
0% 5/31/02	207	206
0% 9/30/02	200	198
TOTAL U.S. TREASURY OBLIGATIONS		133,262
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $670,051)		687,232
U.S. Government Agency - Mortgage Securities - 12.2%

Fannie Mae - 9.0%
5.5% 1/1/09 to 2/1/09	4,885	4,919
6% 10/1/08 to 8/1/16	59,248	60,040
7% 7/1/10 to 12/1/14	8,655	8,994
9% 2/1/13	622	673
9.5% 11/15/09	1,254	1,390
10% 1/1/20	30	34
10.25% 10/1/09 to 10/1/18	112	124
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Fannie Mae - continued
11% 8/1/10 to 1/1/16	$ 2,224	$ 2,497
11.25% 1/1/11 to 1/1/16	315	359
11.5% 9/1/11 to 6/1/19	1,473	1,693
12.25% 10/1/10 to 5/1/15	459	533
12.5% 3/1/12 to 7/1/16	1,064	1,252
12.75% 10/1/11 to 6/1/15	553	645
13% 2/1/13 to 7/1/15	515	605
13.25% 9/1/11 to 9/1/13	332	392
13.5% 11/1/14 to 12/1/14	21	25
14% 10/1/14	52	62
14.5% 7/1/14	18	22
15% 4/1/12	12	14
		84,273
Freddie Mac - 2.0%
6.5% 5/1/08	882	911
8.5% 6/1/14 to 9/1/17	1,109	1,186
9% 11/1/09 to 8/1/16	332	353
9.5% 7/1/16 to 8/1/21	2,144	2,327
10% 7/1/09 to 3/1/21	4,430	4,916
10.5% 9/1/09 to 5/1/21	586	652
11% 2/1/11 to 9/1/20	237	272
11.25% 2/1/10 to 10/1/14	424	485
11.5% 10/1/15 to 8/1/19	296	342
11.75% 11/1/11 to 7/1/15	74	84
12% 10/1/09 to 11/1/19	782	903
12.25% 8/1/11 to 8/1/15	338	392
12.5% 10/1/09 to 6/1/19	4,046	4,698
12.75% 2/1/10 to 1/1/11	98	114
13% 9/1/10 to 5/1/17	655	765
13.25% 11/1/10 to 12/1/14	86	102
13.5% 11/1/10 to 10/1/14	132	157
14% 11/1/12 to 4/1/16	22	26
14.5% 12/1/10 to 9/1/11	31	37
14.75% 3/1/10	10	11
16.25% 7/1/11	6	7
		18,740
Government National Mortgage Association - 1.2%
8% 9/15/06 to 12/15/23	4,926	5,262
8.5% 4/15/16 to 7/15/17	57	61
10.5% 8/15/15 to 10/15/21	3,827	4,369
10.75% 12/15/09 to 3/15/10	98	109
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Government National Mortgage Association - continued
11% 9/20/14 to 1/20/21	$ 200	$ 231
12.25% 1/15/14	46	53
12.5% 12/15/10	7	8
13% 1/15/11 to 12/15/14	374	442
13.25% 8/15/14	13	16
13.5% 5/15/10 to 12/15/14	225	266
14% 6/15/11	11	13
16% 4/15/13	34	41
17% 12/15/11	3	4
		10,875
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $110,222)		113,888
Collateralized Mortgage Obligations - 7.0%

U.S. Government Agency - 7.0%
Fannie Mae:
REMIC planned amortization class:
Series 1988-21 Class G, 9.5% 8/25/18	530	592
Series 1992-126 Class PL, 8% 9/25/21	928	935
Series 1993-192 Class E, 5.95% 11/25/07	1,939	1,952
Series 1994-72 Class G, 6% 10/25/19	4,841	4,893
Series 1999-25 Class PA, 6% 2/25/20	3,767	3,858
Series 2001-53 Class PE, 6.5% 8/31/31	5,000	5,177
Series 2001-80 Class PH, 6% 12/25/27	4,100	4,126
sequential pay Series 1999-58 Class AC, 7% 2/18/27	4,596	4,632
Freddie Mac:
REMIC planned amortization class:
Series 1462 Class PT, 7.5% 1/15/03	1,147	1,166
Series 1639 Class J, 6% 12/15/08	1,913	1,948
Series 1995 Class PB, 6.5% 9/20/25	5,439	5,587
Series 2134 Class PC, 5.725% 4/15/11	4,029	4,131
Series 2396 Class PX, 6% 6/15/27	4,100	4,194
sequential pay:
Series 2134 Class H, 6.5% 12/15/24	2,843	2,944
Series 2166:
Class AC, 6.5% 3/15/26	3,617	3,695
Class AE, 6.5% 10/15/25	4,411	4,508
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Government Agency - continued
Freddie Mac: - continued
sequential pay: - continued
Series 2257 Class VA, 7% 9/15/07	$ 6,076	$ 6,320
Series 2279 Class VE, 6.5% 11/15/06	3,984	4,137
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $63,365)		64,795
Cash Equivalents - 9.5%
Maturity Amount (000s)
Investments in repurchase agreements (U.S. Government Obligations), in a joint trading account at 1.94%, dated 1/31/02 due 2/1/02 (Cost $88,217)	$ 88,222	88,217
TOTAL INVESTMENT PORTFOLIO - 102.6% (Cost $931,855)	954,132
NET OTHER ASSETS - (2.6)%	(24,293)
NET ASSETS - 100%	$ 929,839
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $9,863,000 or 1.1% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
Other Information
Purchases and sales of long-term U.S. government and government agency obligations aggregated $628,392,000 and $572,099,000, respectively.
Income Tax Information

At January 31, 2002, the aggregate cost of investment securities for income tax purposes was $939,230,000. Net unrealized appreciation aggregated $14,902,000, of which $19,299,000 related to appreciated investment securities and $4,397,000 related to depreciated investment securities.

At July 31, 2001, the fund had a capital loss carryforward of approximately $84,903,000 of which $6,681,000, $46,313,000, $8,517,000, $3,975,000, $11,910,000 and $7,507,000 will expire on July 31, 2002, 2003, 2004, 2005, 2008 and 2009, respectively. Of the loss carryforwards expiring on July 31, 2002, 2003, 2004 and 2005, $6,681,000, $2,987,000, $1,883,000 and $702,000, respectively, was acquired in the merger and is available to offset future capital gains of the fund to the extent provided by regulations.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Intermediate Government Income Fund

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	January 31, 2002 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $13,260 and repurchase agreements of $88,217) (cost $ 931,855) - See accompanying schedule		$ 954,132
Cash		1
Receivable for investments sold		188
Receivable for fund shares sold		1,132
Interest receivable		12,161
Total assets		967,614
Liabilities
Payable for investments purchased on a delayed delivery basis	$ 21,361
Payable for fund shares redeemed	1,843
Distributions payable	534
Accrued management fee	331
Other payables and accrued expenses	181
Collateral on securities loaned, at value	13,525
Total liabilities		37,775
Net Assets		$ 929,839
Net Assets consist of:
Paid in capital		$ 995,090
Undistributed net investment income		286
Accumulated undistributed net realized gain (loss) on investments		(87,814)
Net unrealized appreciation (depreciation) on investments		22,277
Net Assets, for 94,605 shares outstanding		$ 929,839
Net Asset Value, offering price and redemption price per share ($929,839 ÷ 94,605 shares)		$ 9.83

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Intermediate Government Income Fund
Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended January 31, 2002 (Unaudited)
Investment Income
Interest		$ 24,663
Security lending		108
Total income		24,771
Expenses
Management fee	$ 1,971
Transfer agent fees	540
Accounting and security lending fees	118
Non-interested trustees' compensation	4
Custodian fees and expenses	44
Registration fees	32
Audit	15
Legal	2
Miscellaneous	6
Total expenses before reductions	2,732
Expense reductions	(3)	2,729
Net investment income (loss)		22,042
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		6,867
Change in net unrealized appreciation (depreciation) on investments		(1,546)
Net gain (loss)		5,321
Net increase (decrease) in net assets resulting from operations		$ 27,363

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Intermediate Government Income Fund
Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2002 (Unaudited)	Year ended July 31, 2001
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 22,042	$ 49,544
Net realized gain (loss)	6,867	5,212
Change in net unrealized appreciation (depreciation)	(1,546)	30,785
Net increase (decrease) in net assets resulting from operations	27,363	85,541
Distributions to shareholders from net investment income	(23,179)	(49,652)
Share transactions Net proceeds from sales of shares	234,861	223,147
Reinvestment of distributions	19,580	41,345
Cost of shares redeemed	(172,394)	(184,891)
Net increase (decrease) in net assets resulting from share transactions	82,047	79,601
Total increase (decrease) in net assets	86,231	115,490
Net Assets
Beginning of period	843,608	728,118
End of period (including undistributed net investment income of $286 and $1,423, respectively)	$ 929,839	$ 843,608
Other Information Shares
Sold	23,727	23,165
Issued in reinvestment of distributions	1,978	4,305
Redeemed	(17,447)	(19,245)
Net increase (decrease)	8,258	8,225

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended January 31, 2002	Years ended July 31,
	(Unaudited)	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 9.770	$ 9.320	$ 9.460	$ 9.780	$ 9.790	$ 9.650
Income from Invest- ment Operations
Net investment income (loss) D	.237 F	.607	.616	.640	.652	.675
Net realized and unrealized gain (loss)	.072 F	.452	(.151)	(.326)	(.008)	.124
Total from investment operations	.309	1.059	.465	.314	.644	.799
Less Distributions
From net investment income	(.249)	(.609)	(.605)	(.634)	(.654)	(.659)
Net asset value, end of period	$ 9.830	$ 9.770	$ 9.320	$ 9.460	$ 9.780	$ 9.790
Total Return B, C	3.18%	11.68%	5.11%	3.20%	6.78%	8.56%
Ratios to Average Net Assets E
Expenses before expense reductions	.59% A	.64%	.65%	.65%	.65%	.65%
Expenses net of voluntary waivers, if any	.59% A	.61%	.63%	.53%	.38%	.54%
Expenses net of all reductions	.59% A	.60%	.63%	.53%	.38%	.54%
Net investment income (loss)	4.76% A, F	6.34%	6.59%	6.58%	6.65%	6.96%
Supplemental Data
Net assets, end of period (in millions)	$ 930	$ 844	$ 728	$ 874	$ 704	$ 704
Portfolio turnover rate	129% A	114%	66%	117%	188%	105%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

F Effective August 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The effect of this change during the period was to decrease net investment income per share by $.035 and increase net realized and unrealized gain (loss) per share by $.035. Without this change the ratio of net investment income to average net assets would have been 5.47%. Per share data, ratios and supplemental data for prior periods have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2002 (Unaudited)

1. Significant Accounting Policies.

Fidelity Ginnie Mae Fund, Fidelity Government Income Fund and Fidelity Intermediate Government Income Fund (the funds) are funds of Fidelity Income Fund (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each fund is authorized to issue an unlimited number of shares. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the funds:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities (including restricted securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, each fund is not subject to income taxes to the extent that it distributes all of its taxable income for the fiscal year. The schedules of investments include information, if any, regarding income taxes under the caption "Income Tax Information."

Investment Income. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for market discount, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Distributions to Shareholders - continued

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Change in Accounting Principle. Effective August 1, 2001, the funds, as applicable, adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The cumulative effect of this accounting change had no impact on total net assets of the funds, but resulted in a decrease to the cost of securities held and accumulated net undistributed realized gain (loss) based on securities held by the funds on August 1, 2001:

Fund	Cost of Securities/ Accumulated gain (loss)
Fidelity Ginnie Mae Fund	$ 604,000
Fidelity Government Income Fund	$ 7,588,000
Fidelity Intermediate Government Income Fund	$ 8,428,000

The effect of this change during the period resulted in an increase or (decrease) in net investment income, net unrealized appreciation/depreciation, and net realized gain (loss) as shown below. The Statement of Changes in Net Assets and Financial Highlights for prior periods have not been restated to reflect this change in presentation.

Fund	Net investment income	Net unrealized appreciation/ depreciation	Net realized gain (loss)
Fidelity Ginnie Mae Fund	$ (232,000)	$ 196,000	$ 36,000
Fidelity Government Income Fund	$ (4,522,000)	$ 2,867,000	$ 1,655,000
Fidelity Intermediate Government Income Fund	$ (3,292,000)	$ 2,513,000	$ 779,000

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, certain funds, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the funds, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the funds' investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Delayed Delivery Transactions and When-Issued Securities. Each fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is "marked to market" daily and equivalent deliverable securities are held for the transaction. The values of the securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable fund's Schedule of Investments. Each fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. The payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in each applicable fund's Statements of Assets and Liabilities under the caption "Delayed delivery." Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. Certain funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of each applicable fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of each applicable fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the funds with investment management related services for which the funds pay a monthly management fee.

The management fee is the sum of an individual fund fee rate and a group fee rate. The individual fund fee rate is applied to each fund's average net assets. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, each fund's annualized management fee rate expressed as a percentage of each fund's average net assets, was as follows:

	Individual Rate	Group Rate	Total
Fidelity Ginnie Mae Fund	.30%	.13%	.43%
Fidelity Government Income Fund	.30%	.13%	.43%
Fidelity Intermediate Government Income Fund	.30%	.13%	.43%

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the funds' transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Fidelity Ginnie Mae Fund	.12%
Fidelity Government Income Fund	.11%
Fidelity Intermediate Government Income Fund	.12%

Accounting and Security Lending Fees. FSC maintains each fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Security Lending.

Certain funds lend portfolio securities from time to time in order to earn additional income. Each applicable fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on each applicable fund's Statement of Assets and Liabilities.

6. Expense Reductions.

Through arrangements with certain funds custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. All of the applicable expense reductions are noted in the table below.

	Custody expense reduction	Transfer Agent expense reduction

Fidelity Ginnie Mae Fund	$ 5,000	$ 5,000
Fidelity Government Income Fund	10,000	23,000
Fidelity Intermediate Government Income Fund	3,000	0

7. Other Information.

At the end of the period, Fidelity Freedom 2010 Fund, managed by Strategic Advisers, Inc., an affiliate of FMR, was the record owner of approximately 22% of the total shares outstanding of Fidelity Government Income Fund. In addition, the Fidelity Freedom Funds, in the aggregate, were record owners of approximately 47% of the outstanding shares of Fidelity Government Income Fund.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(computer_graphic)

Fidelity On-line Xpress+®

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-0240 or visit our web site for more information on how to manage your investments via your PC.

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048

Selling shares

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

Overnight Express
Fidelity Investments
Attn: Redemptions - CP6I

400 East Las Colinas Blvd.
Irving, TX 75039-5587

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

Overnight Express
Fidelity Investments
Attn: Redemptions - CP5L

400 East Las Colinas Blvd.
Irving, TX 75039-5587

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

21701 Hawthorne Boulevard
Torrance, CA

1400 Civic Drive
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 East Westview Road
Littleton, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

90 Alhambra Plaza
Coral Gables, FL

4090 N. Ocean Boulevard
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

2401 PGA Boulevard
Palm Beach Gardens, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

25 State Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

Semiannual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

New York

1055 Franklin Avenue
Garden City, NY

999 Walt Whitman Road
Melville, L.I., NY

1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

3805 Edwards Road
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Management & Research
(U.K.) Inc.; Ginnie Mae and
Intermediate Government Income

Fidelity Management & Research
(Far East) Inc.; Ginnie Mae and
Intermediate Government Income

Fidelity Investments
Money Management, Inc.

Fidelity Investments Japan Limited;
Ginnie Mae and Intermediate
Government Income

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

Fidelity's Taxable Bond Funds

Capital & Income

Ginnie Mae

Government Income

High Income

Intermediate Bond

Intermediate Government Income

Investment Grade Bond

New Markets Income

Short-Term Bond

Spartan® Government Income

Spartan Investment Grade Bond

Strategic Income

Target Timeline® 2003

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
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